Expenses by Nature	12 Months Ended
Dec. 31, 2025
Expenses by Nature [Abstract]
Expenses by nature
27.	Expenses by nature

	Year ended December 31,
	2023	2024	2025

Employee benefit expenses	$17,638,494	$22,749,535	$22,865,733
Media cost in cost of revenue	8,120,698	8,245,555	7,272,630
Depreciation expenses on property, plant and equipment	159,993	149,886	164,816
Depreciation expenses on right-of-use assets	865,790	987,745	1,030,422
Depreciation expenses on investment property	-	1,857	5,716
Amortization expenses	1,809,774	2,101,080	2,094,023
Professional fees	7,309,660	10,043,094	9,417,872
Impairment loss on intangible assets (Note 1)	298,424	29,026,050	39,211,519
Listing expenses (Note 2)	-	38,160,746	-

Note 1:	please refer to Note 11 for details.

Note 2:	please refer to Note 35 for details.